Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Inventory valuation	$ 17.6	$ 25.2
Reserves and other accrued expenses	61.4	70.1
Compensation not currently deductible	3.9	15.2
Employee pension benefit included in other comprehensive (loss) income	3.2	5.6
Unrealized losses and income from derivative financial instruments included in other comprehensive (loss) income	4.6	0.6
Stock-based compensation	7.7	10.5
Net operating loss carry forwards	494.6	403.3
Tax credit carry forwards	45.0	40.4
Valuation allowance	(95.6)	(107.3)
Realizable deferred tax assets	542.4	463.6
Deferred tax liabilities:
Deferred costs and prepaid expenses	(31.9)	(41.1)
Property and equipment	(8.2)	(84.3)
Identifiable intangible assets	(709.8)	(880.1)
Total deferred tax liabilities	(749.9)	(1,005.5)
Net deferred tax liabilities on balance sheet	(207.5)	(541.9)
Reported As:
Current deferred tax assets	0.0	0.0
Non-current deferred tax assets	20.7	20.4
Current deferred tax liabilities	0.0	0.0
Non-current deferred tax liabilities	(228.2)	(562.3)
Net deferred tax liabilities on balance sheet	$ (207.5)	$ (541.9)